Average Annual Total Returns - VIPInvestorFreedomFunds-InvestorComboPRO - VIPInvestorFreedomFunds-InvestorComboPRO - VIP Investor Freedom 2020 Portfolio	Apr. 29, 2023
VIP Investor Freedom 2020 Portfolio | Return Before Taxes
Average Annual Return:
Past 1 year	(15.83%)
Past 5 years	3.67%
Past 10 years	6.00%
LB001
Average Annual Return:
Past 1 year	(13.01%)
Past 5 years	0.02%
Past 10 years	1.06%
IXWFU
Average Annual Return:
Past 1 year	(15.23%)
Past 5 years	3.45%
Past 10 years	5.89%